7. ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 138,728	$ 128,301	$ 138,049
Accretion expense	$ 6,566	$ 13,622